Exhibit 99.6 Schedule 2

	Exception Detail
	Run Date - 10/xx/2023 10:57:57 AM
ID	Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
900000019	xx	xx	xx	7073679	339	07/xx/2023	Credit	UW Other		UW Other - UW - Data Input Error		Final loan approval missing from file.	Manual underwritten 1008 provided.		Client 07/xx/2023 10:58 AM; Please note that this is Manual Underwrite. There is no Final AUS to provide. I have uploaded the 1008 for review and clear. Reviewer 07/xx/2023 11:30 AM; Condition has been cleared Thank you	07/xx/2023			A	1	07/xx/2023	CA	1	1	C	A	C	A	A	A	A	A		Safe Harbor QM (APOR)	1
900000090	xx	xx	xx	7074818	320	08/xx/2023	Credit	UW Assets		UW Assets - UW - Asset Other		Final Closing disclosure showing xx xx paid off, and cash back of $xx	received		Client 08/xx/2023 08:06 AM; This is a business purpose loan so there is a HUD-1 and not a CD that was uploaded in the loan. Also - the payoff was to xx and that amount of cash back was not required? I am not sure what you are referring ot? Client 08/xx/2023 08:11 AM; I am sorry - I was looking at the incorrect loan - please disregard&#x0D; Reviewer 08/xx/2023 08:50 AM; Reviewer 08/xx/2023 08:50 AM; Reviewer 08/xx/2023 09:40 AM; Will disregard per your request Reviewer 08/xx/2023 09:40 AM; Will disregard per your request	08/xx/2023			A	1	07/xx/2023	CA	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
900000119	xx	xx	xx	7075601	330	08/xx/2023	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory final loan approval	Loan Approval provided		Client 08/xx/2023 05:36 PM; This was uploaded in the original file - I have uploaded the Final 1008 and Approval once again.&#x0D; Reviewer 08/xx/2023 06:41 AM; Condition has been cleared Thank you	08/xx/2023			A	1	08/xx/2023	NC	3	13	A	A	A	A	N/A	N/A	A	A		Exempt	1